Provisions for liabilities and charges - Summary of Provisions for Liabilities and Charges (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [abstract]
Acquisitions provisions from revisions to fair value adjustments	£ 0.7	£ 8.4
Transformation costs with respect to the strategic initiative of co-locations		£ 50.6